Lease Obligations (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Leases [Abstract]
Percentage of stores leased	54.00%
Future minimum sublease rental income under non-cancelable capital and operating lease agreements	$ 173.6
Amortization expense for property under capital leases	46.1	26.3	24.6
Accumulated amortization of property under capital leases	$ 251.9	$ 223.1